Income Taxes - Components of Earnings From Operations Before Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
U.S.			$ 84.9	$ 156.1	$ 74.9
Foreign			9.4	15.6	17.5
Earnings before income taxes	$ 16.1	$ 22.2	$ 94.3	$ 171.7	$ 92.4